Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,424,761	¥ 3,104,553
Derivative assets, Fair value		21,851	23,359
Derivative liabilities, Fair value	[1]	21,405	23,184
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	3,422,936	3,102,798
Derivative assets, Fair value	[2],[3]	21,820	23,322
Derivative liabilities, Fair value	[1],[2],[3]	21,400	23,181
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	35,030	35,732
Derivative assets, Fair value	[2],[3]	1,111	1,032
Derivative liabilities, Fair value	[1],[2],[3]	1,243	1,250
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,974,408	2,656,681
Derivative assets, Fair value	[2],[3]	14,086	15,355
Derivative liabilities, Fair value	[1],[2],[3]	13,917	15,193
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	37,046	38,735
Derivative assets, Fair value	[2],[3]	626	497
Derivative liabilities, Fair value	[1],[2],[3]	619	641
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	375,944	369,421
Derivative assets, Fair value	[2],[3]	5,989	6,437
Derivative liabilities, Fair value	[1],[2],[3]	5,620	6,093
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	508	2,229
Derivative assets, Fair value	[2],[3]	8	1
Derivative liabilities, Fair value	[1],[2],[3]	1	4
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,825	1,755
Derivative assets, Fair value		31	37
Derivative liabilities, Fair value	[1]	5	3
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,349	1,338
Derivative assets, Fair value		30	36
Derivative liabilities, Fair value	[1]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	476	417
Derivative assets, Fair value		1	1
Derivative liabilities, Fair value	[1]	¥ 5	¥ 3

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2017 and September 30, 2017, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.